Other income, net	12 Months Ended
Dec. 31, 2016
Other income, net [Abstract]
Other income, net
25.	Other income, net

Continuing Operations	Years ended December 31,
(In thousands)	2014	2015	2016
Subsidy income	2,236	1,902	2,358
Fair value changes of warrants liabilities	8,054	—	—
Investment income from short-term investments	3,471	3,666	4,054
Dilution gains arising from deemed disposal of investment (note 11)	449	702	689
Investment income-disposal of long-term investment (note 11)	—	—	626
Investment loss-impairment of long-term investment (note 11)	—	(802)	(1,654)
Exchange losses	(176)	(2,771)	(354)
Settlement income	489	755	326
Others	(557)	175	458
	13,966	3,627	6,503